SUPPLEMENT DATED APRIL 1, 2026

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2025, AS AMENDED TO DATE,

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2025, as amended to date, and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Fund

1.

Effective April 1, 2026, to reflect the addition of Alexandra P. Cumings as a Portfolio Manager of the Fund, the Morningstar Investment Management LLC section of the table following the “Fund Management” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund

Morningstar Investment Management LLC
Daniel E. McNeela, CFA	Senior Portfolio Manager and Head of Subadviser Selection	Since Inception (November 2018)
Alexandra P. Cumings, CFA	Portfolio Manager	April 2026

Please retain this supplement for future reference.